As filed with the Securities and Exchange Commission on July 22, 2024

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 420	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 422	[X]

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Angela Brickl

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Stacy L. Fuller
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	On August 13, 2024 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 409 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on March 21, 2024, and pursuant to Rule 485(a)(2) would become effective on June 4, 2024.

Post-Effective Amendment No. 416 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 18, 2024, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 417 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 2, 2024, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 418 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 23, 2024, as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No.  418 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 420 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 420 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on July 22, 2024.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 420 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill* Daniel D. O’Neill	Chairman of the Board	July 22, 2024

/s/ Angela Brickl Angela Brickl	Trustee	July 22, 2024

/s/ David L. Driscoll* David L. Driscoll	Trustee	July 22, 2024

/s/ Kathleen M. Berkery* Kathleen M. Berkery	Trustee	July 22, 2024

/s/ Mary Jo Collins* Mary Jo Collins	Trustee	July 22, 2024

/s/ Carlyle Peake* Carlyle Peake	Trustee	July 22, 2024

/s/ Patrick J. Rudnick* Patrick J. Rudnick	Principal Executive Officer	July 22, 2024

/s/ Corey Noltner* Corey Noltner	Principal Financial Officer	July 22, 2024

*By: /s/ Angela Brickl
Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 387 to the Trust’s Registration Statement filed with the SEC on February 24, 2023.